Accrued Liabilities	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Accrued Liabilities	11 - ACCRUED LIABILITIES
	March 31, 2016	March 31, 2015
	$	$

Employee related accruals	41,518	91,586
Withholding tax accrual	-	(6,100)
Trade	-	1,064
	41,518	87,143